INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
11.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	Customer relationship intangibles	Operating lease intangibles	Others	Total
	RMB	RMB	RMB	RMB

Intangible assets, net at January 1, 2016	39,484	1,682	2,287	43,453
Addition of software	—	—	960	960
Disposal of centers	(6,655)	—	—	(6,655)
Amortization expenses	(9,191)	(424)	(1,145)	(10,760)
Intangible asset impairment	(9,353)	(457)	—	(9,810)
Intangible assets, net at December 31, 2016	14,285	801	2,102	17,188

Addition of software	—	—	749	749
Disposal of centers	(3,117)	(194)	—	(3,311)
Amortization expenses	(4,399)	(301)	(1,529)	(6,229)
Intangible asset impairment	(598)	—	—	(598)
Intangible assets, net at December 31, 2017	6,171	306	1,322	7,799
Intangible assets, net at December 31, 2017, in US$	948	48	203	1,199

At December 31, 2017
Intangible assets, cost	71,043	14,732	13,747	99,522
Less: accumulated amortization	(64,274)	(14,426)	(12,425)	(91,125)
Less: Intangible asset impairment	(598)	—	—	(598)
Intangible assets, net at December 31, 2017	6,171	306	1,322	7,799

i)
Amortization expenses for intangibles were RMB19,176, RMB10,760 and RMB6,229 (US$957) for the years ended December 31, 2015, 2016 and 2017, respectively. Impairment loss on intangible assets was nil, RMB9,810 and RMB598 (US$92) for the years ended December 31, 2015, 2016 and 2017, respectively. The estimated annual amortization expenses for the above intangible assets for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2018	2,438	375
2019	1,288	198
2020	923	142
2021	923	142
2022	264	41